LOANS	12 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Financing Receivables [Text Block]
NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2016	2015

Residential real estate
One- to four-family	$186,125	$191,721
Multi-family	15,559	16,621
Construction	2,809	3,780
Land	1,186	2,021
Farm	1,735	1,567
Nonresidential real estate	27,138	22,118
Commercial and industrial	1,847	1,782
Consumer and other
Loans on deposits	1,813	2,262
Home equity	6,155	5,477
Automobile	69	73
Unsecured	552	605
	244,988	248,027

Undisbursed portion of loans in process	(5,118)	(2,753)
Deferred loan origination costs, net	113	109
Allowance for loan losses	(1,515)	(1,568)
	$238,468	$243,815

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2016 and 2015. There were $2.3 million and $3.5 million in loans acquired with deteriorated credit quality at June 30, 2016 and 2015, respectively.

June 30, 2016:
		Loans
		acquired
		with		Ending
	Loans	deteriorated	Ending	allowance
	individually	credit	loans	attributed to	Unallocated	Total
(in thousands)	evaluated	quality*	balance	loans	allowance	allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,400	$2,146	$5,546	$—	$—	$—
Nonresidential real estate	—	164	164	—	—	—
	3,400	2,310	5,710	—	—	—

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$180,579	$862	$—	$862
Multi-family			15,559	192	—	192
Construction			2,809	5	—	5
Land			1,186	2	—	2
Farm			1,735	3	—	3
Nonresidential real estate			26,974	217	—	217
Commercial and industrial			1,847	18	—	18
Consumer and other
Loans on deposits			1,813	4	—	4
Home equity			6,155	11	—	11
Automobile			69	—	—	—
Unsecured			552	1	—	1
Unallocated			—	—	200	200
			239,278	1,315	200	1,515
			$244,988	$1,315	$200	$1,515

*These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

June 30, 2015:

		Loans
		acquired
		with		Ending
	Loans	deteriorated	Ending	allowance
	individually	credit	loans	attributed to	Unallocated	Total
(in thousands)	evaluated	quality*	balance	loans	allowance	allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$1,743	$2,565	$4,308	$—	$—	$—
Land	476	381	857	—	—	—
Nonresidential real estate	241	526	767	—	—	—
Consumer and other:
Home equity	28	—	28	—	—	—
Unsecured	18	—	18	—	—	—
	2,506	3,472	5,978	—	—	—

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$187,413	$1,059	$—	$1,059
Multi-family			16,621	94	—	94
Construction			3,780	21	—	21
Land			1,164	7	—	7
Farm			1,567	9	—	9
Nonresidential real estate			21,351	121	—	121
Commercial and industrial			1,782	10	—	10
Consumer and other
Loans on deposits			2,262	13	—	13
Home equity			5,449	31	—	31
Automobile			73	—	—	—
Unsecured			587	3	—	3
Unallocated			—	—	200	200
			242,049	1,368	200	1,568
			$248,027	$1,368	$200	$1,568

*These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2016 and 2015:

June 30, 2016:	Unpaid
	Principal	Allowance
	Balance and	for Loan	Average	Interest	Cash Basis
	Recorded	Losses	Recorded	Income	Income
(in thousands)	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$5,546	$—	$5,135	$70	$70
Land	—	—	330	27	27
Nonresidential real estate	164	—	401	—	—
Commercial and industrial	—	—	—	—	—
Consumer and other:
Unsecured	—	—	7	—	—
Total	$5,710	$—	$5,873	$97	$97

June 30, 2015:	Unpaid
	Principal	Allowance
	Balance and	for Loan	Average	Interest	Cash Basis
	Recorded	Losses	Recorded	Income	Income
(in thousands)	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,308	$—	$4,075	$84	$84
Land	857	—	554	31	31
Nonresidential real estate	767	—	618	26	26
Commercial and industrial	—	—	19	6	6
Consumer and other
Home equity	28	—	28	—	—
Unsecured	18	—	7	—	—
Total	$5,978	$—	$5,301	$147	$147

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual status by class of loans as of June 30, 2016 and 2015. The tables include loans acquired with deteriorated credit quality. At June 30, 2016, the table below includes approximately $1.1 million of loans on nonaccrual and $712,000 of loans past due over 90 days and still accruing of loans acquired with deteriorated credit quality, while at June 30, 2015, approximately $1.6 million of loans on nonaccrual and $1.5 million of loans past due over 90 days and still accruing represent such loans.

	June 30, 2016		June 30, 2015
		Loans Past		Loans Past
		Due Over 90		Due Over 90
		Days Still		Days Still
(in thousands)	Nonaccrual	Accruing	Nonaccrual	Accruing

One- to four-family residential real estate	$4,785	$2,166	$4,331	$1,745
Nonresidential real estate	173	—	410	—
Consumer	11	—	26	—
	$4,969	$2,166	$4,767	$1,745

Troubled Debt Restructurings:

During the year ended June 30, 2016, the terms of two one- to four family residential real estate loans totaling $282,000 were modified troubled debt restructurings (“TDRs.”) The loans were modified because the borrowers were each exhibiting financial difficulty in making the original debt payments. One borrower’s first mortgage and home equity loan totaled $278,000 and were restructured into a single first mortgage loan. Because the restructured loan bears interest at the same rate offered to other such borrowers and the repayment period was extended slightly, the borrower is expected to be able to service the debt as restructured.

During the year ended June 30, 2015, the terms of a single one- to four family residential real estate loan totaling $20,000 was modified as TDRs. The loan was modified because the borrower was exhibiting financial difficulty in making the original debt payments. The borrower was allowed to pay interest only for five months and the maturity date of the loan was extended accordingly.

In order to determine whether a borrower is experiencing financial difficulty, we consider the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The following table presents loans classified as TDRs as of June 30, 2016 and 2015, and their performance, by modification type:

		Pre-	Post-		TDRs Not
		Modification	Modification	TDRs	Performing
		Outstanding	Outstanding	Performing	to
	Number	Recorded	Recorded	to Modified	Modified
(Dollars in thousands)	of Loans	Investment	Investment	Terms	Terms

June 30, 2016:
Residential Real Estate:
1-4 Family	35	$2,136	$1,835	$1,318	$517

June 30, 2015
Residential Real Estate:
1-4 Family	38	$2,110	$1,851	$1,710	$141

The Company had no allocated specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2016 or 2015. At both June 30, 2016 and 2015, $1.5 million in TDR loans were on nonaccrual status. The Company had no commitments to lend additional amounts as of June 30, 2016 and 2015, to customers with outstanding loans that are classified as troubled debt restructurings. The Company had no TDR loans default during fiscal 2016 or 2015.

The following tables present the aging of the principal balance outstanding in past due loans as of June 30, 2016 and 2015, by class of loans. The tables include loans acquired with deteriorated credit quality. At June 30, 2016, the table below includes no loans 30-89 days past due and approximately $514,000 of loans past due over 90 days that were acquired with deteriorated credit quality, while at June 30, 2015, the table below includes approximately $666,000 of loans 30-89 days past due and $1.0 million of loans past due over 90 days of such loans.

June 30, 2016:

		Greater		Loans
		than 90	Total	Not
	30-89 Days	Days Past	Past	Past
(in thousands)	Past Due	Due	Due	Due	Total

Residential real estate:
One-to four-family	$5,712	$4,377	$10,089	$176,036	$186,125
Multi-family	—	—	—	15,559	15,559
Construction	548	—	548	2,261	2,809
Land	—	—	—	1,186	1,186
Farm	—	—	—	1,735	1,735
Nonresidential real estate	—	153	153	26,985	27,138
Commercial and industrial	—	—	—	1,847	1,847
Consumer and other:
Loans on deposits	—	—	—	1,813	1,813
Home equity	37	—	37	6,118	6,155
Automobile	—	—	—	69	69
Unsecured	9	—	9	543	552
Total	$6,306	$4,530	$10,836	$234,152	$244,988

June 30, 2015:
		Greater
		than 90	Total	Loans
	30-89 Days	Days	Past	Not Past
(in thousands)	Past Due	Past Due	Due	Due	Total

Residential real estate:
One-to four-family	$5,129	$3,233	$8,362	$183,359	$191,721
Multi-family	—	—	—	16,621	16,621
Construction	—	—	—	3,780	3,780
Land	344	262	606	1,415	2,021
Farm	—	—	—	1,567	1,567
Nonresidential real estate	142	388	530	21,588	22,118
Commercial and industrial	—	—	—	1,782	1,782
Consumer and other:
Loans on deposits	—	—	—	2,262	2,262
Home equity	20	—	20	5,457	5,477
Automobile	—	—	—	73	73
Unsecured	13	18	31	574	605
Total	$5,648	$3,901	$9,549	$238,478	$248,027

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2016, and 2015, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2016:
		Special			Not
(in thousands)	Pass	Mention	Substandard	Doubtful	rated

Residential real estate:
One- to four-family	$—	$6,387	$11,970	$—	$167,768
Multi-family	15,220	—	339	—	—
Construction	2,809	—	—	—	—
Land	1,186	—	—	—	—
Farm	1,735	—	—	—	—
Nonresidential real estate	26,061	904	173	—	—
Commercial and industrial	1,817	30	—	—	—
Consumer and other:
Loans on deposits	1,813	—	—	—	—
Home equity	6,149	—	6	—	—
Automobile	69	—	—	—	—
Unsecured	552	—	—	—	—
Total	$57,411	$7,321	$12,488	$—	$167,768

June 30, 2015:
		Special			Not
(in thousands)	Pass	Mention	Substandard	Doubtful	rated

Residential real estate:
One- to four-family	$—	$6,914	$9,371	$—	$175,436
Multi-family	16,621	—	—	—	—
Construction	3,780	—	—	—	—
Land	1,164	—	857	—	—
Farm	1,567	—	—	—	—
Nonresidential real estate	20,198	1,131	789	—	—
Commercial and industrial	1,750	32	—	—	—
Consumer and other:
Loans on deposits	2,262	—	—	—	—
Home equity	5,448	—	29	—	—
Automobile	73	—	—	—	—
Unsecured	605	—	—	—	—
Total	$53,468	$8,077	$11,046	$—	$175,436

The activity in the allowance for loan losses is summarized as follows for the years ended June 30:

(in thousands)	2016	2015

Balance at beginning of year	$1,568	$1,473
Provision for losses on loans	15	343
Charge-offs, net	(68)	(248)
Balance at end of year	$1,515	$1,568

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2016 and 2015:

June 30, 2016:

		Provision
	Beginning	for loan	Loans		Ending
(in thousands)	balance	losses	charged off	Recoveries	balance

Residential real estate:
One- to four-family	$1,059	$(129)	$(80)	$12	$862
Multi-family	94	98	—	—	192
Construction	21	(16)	—	—	5
Land	7	(5)	—	—	2
Farm	9	(6)	—	—	3
Nonresidential real estate	121	96	—	—	217
Commercial and industrial	10	8	—	—	18
Consumer and other:
Loans on deposits	13	(9)	—	—	4
Home equity	31	(20)	—	—	11
Automobile	—	—	—	—	—
Unsecured	3	(2)	—	—	1
Unallocated	200	—	—	—	200
Totals	$1,568	$15	$(80)	$12	$1,515

June 30, 2015:

		Provision
	Beginning	for loan	Loans		Ending
(in thousands)	balance	losses	charged off	Recoveries	balance

Residential real estate:
One- to four-family	$999	$307	$(274)	$26	$1,058
Multi-family	74	19	—	—	93
Construction	11	10	—	—	21
Land	10	(1)	—	—	9
Farm	9	—	—	—	9
Nonresidential real estate	114	7	—	—	121
Commercial and industrial	11	(1)	—	—	10
Consumer and other:
Loans on deposits	14	(1)	—	—	13
Home equity	28	3	—	—	31
Automobile	—	—	—	—	—
Unsecured	3	—	—	—	3
Unallocated	200	—	—	—	200
Totals	$1,473	$343	$(274)	$26	$1,568

Purchased Loans:

The Company purchased loans during the fiscal year ended June 30, 2013 for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a credit quality component of $464,000 and $616,000, at June 30, 2016 and 2015, respectively, is as follows:

(in thousands)	2016	2015

Residential real estate:
One- to four-family	$2,146	$2,565
Land	—	381
Nonresidential real estate	164	526
Outstanding balance	$2,310	$3,472

Accretable yield, or income expected to be collected, for the years ended June 30 was as follows:

(in thousands)	2016	2015

Balance at beginning of year	$1,021	$1,478
Accretion of income	(164)	(457)
Reclassifications from nonaccretable difference	124	—
Disposals	—	—
Balance at end of year	$981	$1,021

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the years ended June 30, 2016 or 2015, nor were any allowance for loan losses reversed during those years.